Trade Accounts Payable, Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Trade Accounts Payable, Accrued Expenses and Other Current Liabilities [Abstract]
TRADE ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 12 – TRADE ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

a.	Trade accounts payable are denominated in the following currencies:

	December 31,
	2024	2023
	USD in thousands
NIS	79	1,953
USD	5,901	10,756
Other Currencies	-	539
	5,980	13,248

b.	Accrued expenses and other current liabilities:

	December 31,
	2024	2023
	USD in thousands
Employees and related institutions	569	980
Government authorities	335	684
Accrued expenses	464	894
Liability to sellers of intangible assets	-	430
Other	178	175
	1,546	3,163